Related Party Transactions - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (948)
(Provision) Reversal	948	(948)
Total		$ (948)